Russell High Dividend Yield ETF
RUSSELL HIGH DIVIDEND YIELD ETF
Investment Objective:
The Fund seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap High Dividend Yield Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Russell High Dividend Yield ETF
Management Fee		0.33%
Distribution (12b-1) Fees	[1]	none
Other Expenses	[2]	none
Total Annual Fund Operating Expenses		0.33%
[1]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee for the first twelve months of the Fund's operation and will not pay such a fee until such time as authorized by the Board of Trustees.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
Russell High Dividend Yield ETF	34	106

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap High Dividend Yield Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”), uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund will normally invest at least 80% of its total assets in securities that comprise the Index. The Fund is required to provide 60 days’ notice to its shareholders prior to a change in this policy. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.
RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index.
The Index is designed to select securities with high dividend yields. The Index includes securities in the Russell 1000® Index (an index comprised of U.S. large capitalization securities) with high dividend yields and quality characteristics such as dividend growth, earnings stability and sustained profitability. The Index is market-cap weighted and reconstituted quarterly.
Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.
The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.
Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Non-diversification Policy. The Fund is a “non-diversified” investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers.

Principal Risks of Investing in the Fund
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security mismatches, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
New Index Risk. The Index is new and has a limited performance history. It is possible that a new index may experience errors in its construction.
Non-Diversification Risk. To the extent the Fund invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, the Fund’s performance will be more vulnerable to changes in the market value of that single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence.
Concentration. To the extent that the Fund’s portfolio is concentrated in the securities of companies in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
Reliability of Data. The Index is constructed by selecting securities that exhibit specific traits. Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the specific trait. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.
High Dividend Yield Style. While the Fund may hold securities of companies that have historically paid a high dividend yield, those companies may reduce or discontinue their dividends, reducing the yield of the Fund. Low priced securities in the Fund may be more susceptible to these risks. Past dividend payments are not a guarantee of future dividend payments. Also, the market return of high dividend yield securities, in certain market conditions, may perform worse than other investment strategies or the overall stock market.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Russell Small Cap High Dividend Yield ETF
RUSSELL SMALL CAP HIGH DIVIDEND YIELD ETF
Investment Objective:
The Fund seeks investment results that closely correspond to the total return of the Russell U.S. Small Cap High Dividend Yield Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Russell Small Cap High Dividend Yield ETF
Management Fee		0.38%
Distribution (12b-1) Fees	[1]	none
Other Expenses	[2]	none
Total Annual Fund Operating Expenses		0.38%
[1]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee for the first twelve months of the Fund's operation and will not pay such a fee until such time as authorized by the Board of Trustees.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
Russell Small Cap High Dividend Yield ETF	39	122

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell U.S. Small Cap High Dividend Yield Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”), uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund will normally invest at least 80% of its total assets in securities that comprise the Index. The Fund is required to provide 60 days’ notice to its shareholders prior to a change in this policy. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.
RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index.
The Index is designed to select securities with high dividend yields. The Index includes securities in the Russell 2000® Index (an index comprised of U.S. small capitalization securities) with high dividend yields and quality characteristics such as dividend growth, earnings stability and sustained profitability. The Index is market-cap weighted and reconstituted quarterly.
Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.
The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.
Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Principal Risks of Investing in the Fund
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Passive Strategy/Index.The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security mismatches, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.
Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
New Index Risk. The Index is new and has a limited performance history. It is possible that a new index may experience errors in its construction.
Concentration. To the extent that the Fund’s portfolio is concentrated in the securities of companies in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
Reliability of Data. The Index is constructed by selecting securities that exhibit specific traits. Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the specific trait. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.
High Dividend Yield Style. While the Fund may hold securities of companies that have historically paid a high dividend yield, those companies may reduce or discontinue their dividends, reducing the yield of the Fund. Low priced securities in the Fund may be more susceptible to these risks. Past dividend payments are not a guarantee of future dividend payments. Also, the market return of high dividend yield securities, in certain market conditions, may perform worse than other investment strategies or the overall stock market.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Russell International High Dividend Yield ETF
RUSSELL INTERNATIONAL HIGH DIVIDEND YIELD ETF
Investment Objective:
The Fund seeks investment results that closely correspond to the total return of the Russell Developed ex-U.S. Large Cap High Dividend Yield Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Russell International High Dividend Yield ETF
Management Fee		0.48%
Distribution (12b-1) Fees	[1]	none
Other Expenses	[2]	none
Total Annual Fund Operating Expenses		0.48%
[1]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee for the first twelve months of the Fund's operation and will not pay such a fee until such time as authorized by the Board of Trustees.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
Russell International High Dividend Yield ETF	49	154

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell Developed ex-U.S. Large Cap High Dividend Yield Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”), uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund will normally invest at least 80% of its total assets in securities that comprise the Index. The Fund is required to provide 60 days’ notice to its shareholders prior to a change in this policy. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.
RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index.
The Fund may purchase depositary receipts where American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”) provide better access to markets and more liquidity than the underlying security. An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. An EDR is issued in Europe, typically by foreign banks and trust companies, and evidences ownership of either foreign or domestic securities. The Fund will invest primarily in sponsored ADRs, GDRs and EDRs, but may also invest in unsponsored ADRs, GDRs and EDRs.
The Fund does not hedge its exposure to foreign currencies beyond using forward foreign currency contracts to lock in exchange rates for the portfolio securities purchased or sold, but awaiting settlement. These transactions establish a rate of exchange that can be expected to be received upon settlement of the securities.
The Index is designed to select securities with high dividend yields. The Index evaluates securities in the Russell Developed ex-U.S. Large Cap Index (an index comprised of the large-cap segment of the developed equity market excluding the U.S.) with high dividend yields and quality characteristics such as dividend growth, earnings stability and sustained profitability. The Index is market-cap weighted and reconstituted quarterly.
Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.
The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.
Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Non-diversification Policy. The Fund is a “non-diversified” investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers.

Principal Risks of Investing in the Fund
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to security mismatches, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
New Index Risk. The Index is new and has a limited performance history. It is possible that a new index may experience errors in its construction.
Non-Diversification Risk. To the extent the Fund invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, the Fund’s performance will be more vulnerable to changes in the market value of that single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence.
Concentration. To the extent that the Fund’s portfolio is concentrated in the securities of companies in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
Non-U.S. Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries.
Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
Forward Currency Contracts. If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
Depositary Receipts. Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with the underlying developed ex-U.S. securities.
Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
Reliability of Data. The Index is constructed by selecting securities that exhibit specific traits. Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the specific trait. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.
High Dividend Yield Style. While the Fund may hold securities of companies that have historically paid a high dividend yield, those companies may reduce or discontinue their dividends, reducing the yield of the Fund. Low priced securities in the Fund may be more susceptible to these risks. Past dividend payments are not a guarantee of future dividend payments. Also, the market return of high dividend yield securities, in certain market conditions, may perform worse than other investment strategies or the overall stock market.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar 8, 2012
Registrant Name	dei_EntityRegistrantName	Russell Exchange Traded Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001469030
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 8, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar 8, 2012
Prospectus Date	rr_ProspectusDate	Mar 8, 2012
Russell High Dividend Yield ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RUSSELL HIGH DIVIDEND YIELD ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap High Dividend Yield Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap High Dividend Yield Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”), uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund will normally invest at least 80% of its total assets in securities that comprise the Index. The Fund is required to provide 60 days’ notice to its shareholders prior to a change in this policy. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.
RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index.
The Index is designed to select securities with high dividend yields. The Index includes securities in the Russell 1000® Index (an index comprised of U.S. large capitalization securities) with high dividend yields and quality characteristics such as dividend growth, earnings stability and sustained profitability. The Index is market-cap weighted and reconstituted quarterly.
Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.
The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.
Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Non-diversification Policy. The Fund is a “non-diversified” investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security mismatches, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
New Index Risk. The Index is new and has a limited performance history. It is possible that a new index may experience errors in its construction.
Non-Diversification Risk. To the extent the Fund invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, the Fund’s performance will be more vulnerable to changes in the market value of that single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence.
Concentration. To the extent that the Fund’s portfolio is concentrated in the securities of companies in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
Reliability of Data. The Index is constructed by selecting securities that exhibit specific traits. Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the specific trait. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.
High Dividend Yield Style. While the Fund may hold securities of companies that have historically paid a high dividend yield, those companies may reduce or discontinue their dividends, reducing the yield of the Fund. Low priced securities in the Fund may be more susceptible to these risks. Past dividend payments are not a guarantee of future dividend payments. Also, the market return of high dividend yield securities, in certain market conditions, may perform worse than other investment strategies or the overall stock market.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
Non-Diversification Risk. To the extent the Fund invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, the Fund’s performance will be more vulnerable to changes in the market value of that single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.
Russell High Dividend Yield ETF | Russell High Dividend Yield ETF
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.33%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.33%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	34
3 Years	rr_ExpenseExampleYear03	106
Russell Small Cap High Dividend Yield ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RUSSELL SMALL CAP HIGH DIVIDEND YIELD ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that closely correspond to the total return of the Russell U.S. Small Cap High Dividend Yield Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell U.S. Small Cap High Dividend Yield Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”), uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund will normally invest at least 80% of its total assets in securities that comprise the Index. The Fund is required to provide 60 days’ notice to its shareholders prior to a change in this policy. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.
RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index.
The Index is designed to select securities with high dividend yields. The Index includes securities in the Russell 2000® Index (an index comprised of U.S. small capitalization securities) with high dividend yields and quality characteristics such as dividend growth, earnings stability and sustained profitability. The Index is market-cap weighted and reconstituted quarterly.
Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.
The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.
Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Passive Strategy/Index.The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security mismatches, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.
Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
New Index Risk. The Index is new and has a limited performance history. It is possible that a new index may experience errors in its construction.
Concentration. To the extent that the Fund’s portfolio is concentrated in the securities of companies in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
Reliability of Data. The Index is constructed by selecting securities that exhibit specific traits. Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the specific trait. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.
High Dividend Yield Style. While the Fund may hold securities of companies that have historically paid a high dividend yield, those companies may reduce or discontinue their dividends, reducing the yield of the Fund. Low priced securities in the Fund may be more susceptible to these risks. Past dividend payments are not a guarantee of future dividend payments. Also, the market return of high dividend yield securities, in certain market conditions, may perform worse than other investment strategies or the overall stock market.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.
Russell Small Cap High Dividend Yield ETF | Russell Small Cap High Dividend Yield ETF
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.38%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.38%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	39
3 Years	rr_ExpenseExampleYear03	122
Russell International High Dividend Yield ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RUSSELL INTERNATIONAL HIGH DIVIDEND YIELD ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that closely correspond to the total return of the Russell Developed ex-U.S. Large Cap High Dividend Yield Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell Developed ex-U.S. Large Cap High Dividend Yield Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”), uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund will normally invest at least 80% of its total assets in securities that comprise the Index. The Fund is required to provide 60 days’ notice to its shareholders prior to a change in this policy. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.
RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index.
The Fund may purchase depositary receipts where American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”) provide better access to markets and more liquidity than the underlying security. An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. An EDR is issued in Europe, typically by foreign banks and trust companies, and evidences ownership of either foreign or domestic securities. The Fund will invest primarily in sponsored ADRs, GDRs and EDRs, but may also invest in unsponsored ADRs, GDRs and EDRs.
The Fund does not hedge its exposure to foreign currencies beyond using forward foreign currency contracts to lock in exchange rates for the portfolio securities purchased or sold, but awaiting settlement. These transactions establish a rate of exchange that can be expected to be received upon settlement of the securities.
The Index is designed to select securities with high dividend yields. The Index evaluates securities in the Russell Developed ex-U.S. Large Cap Index (an index comprised of the large-cap segment of the developed equity market excluding the U.S.) with high dividend yields and quality characteristics such as dividend growth, earnings stability and sustained profitability. The Index is market-cap weighted and reconstituted quarterly.
Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.
The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.
Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Non-diversification Policy. The Fund is a “non-diversified” investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to security mismatches, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
New Index Risk. The Index is new and has a limited performance history. It is possible that a new index may experience errors in its construction.
Non-Diversification Risk. To the extent the Fund invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, the Fund’s performance will be more vulnerable to changes in the market value of that single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence.
Concentration. To the extent that the Fund’s portfolio is concentrated in the securities of companies in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
Non-U.S. Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries.
Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
Forward Currency Contracts. If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
Depositary Receipts. Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with the underlying developed ex-U.S. securities.
Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
Reliability of Data. The Index is constructed by selecting securities that exhibit specific traits. Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the specific trait. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.
High Dividend Yield Style. While the Fund may hold securities of companies that have historically paid a high dividend yield, those companies may reduce or discontinue their dividends, reducing the yield of the Fund. Low priced securities in the Fund may be more susceptible to these risks. Past dividend payments are not a guarantee of future dividend payments. Also, the market return of high dividend yield securities, in certain market conditions, may perform worse than other investment strategies or the overall stock market.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
Non-Diversification Risk. To the extent the Fund invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, the Fund’s performance will be more vulnerable to changes in the market value of that single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.
Russell International High Dividend Yield ETF | Russell International High Dividend Yield ETF
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.48%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.48%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	49
3 Years	rr_ExpenseExampleYear03	154

[1]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee for the first twelve months of the Fund's operation and will not pay such a fee until such time as authorized by the Board of Trustees.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.